Trading revenues	12 Months Ended
Dec. 31, 2023
Trading revenues
7 Trading revenues
in	2023	2022	2021
Trading revenues (CHF million) [1]
Interest rate products	(1,734)	(1,367)	1,081
Foreign exchange products	851	521	1,133
Equity/index-related products	(356)	427	1,589
Credit products	(565)	540	(1,416)
Commodity and energy products	(29)	8	(6)
Other products	(283)	(654)	(10)
Trading revenues	(2,116)	(525)	2,371
1 The classification of certain product types has been revised, prior periods have been reclassified to conform to the current presentation.
Trading revenues include revenues from trading financial assets and liabilities as follows:
■ Equities;
■ Commodities;
■ Listed and OTC derivatives;
■ Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
■ Market making in the government bond and associated OTC derivative swap markets;
■ Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and commercial paper (CP);
■ Market making and positioning in foreign exchange products;
■ Credit derivatives on investment grade and high yield credits;
■ Trading and securitizing all forms of securities that are based on underlying pools of assets; and
■ Life settlement contracts.
Trading revenues also include changes in the fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:
■ Central bank funds purchased/sold;
■ Securities purchased/sold under resale/repurchase agreements;
■ Securities borrowing/lending transactions;
■ Loans and loan commitments; and
■ Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Bank’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Bank uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further managed by a variety of factors and specific risk constraints, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Bank holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Bank manages its trading risk with regard to both market and credit risk. The Bank uses market risk measurement and management methods capable of calculating comparable exposures across its many activities and employs focused tools that can model unique characteristics of certain instruments or portfolios.
The principal risk measurement methodology for trading book exposures is value-at-risk. Macroeconomic and specific hedging strategies are in place to manage and mitigate the market and credit risk in the trading book.